Other Income and Expenses, Net - Other Income and Expense, Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Other income and expenses, net	$ 91	$ 109	$ 90
Research and development funding [Member]
Component of Operating Other Cost and Expense [Line Items]
Other income and expenses, net	102	128	106
Phase-out and start-up costs [Member]
Component of Operating Other Cost and Expense [Line Items]
Other income and expenses, net		(8)	(15)
Exchange gain, net [Member]
Component of Operating Other Cost and Expense [Line Items]
Other income and expenses, net	5	8	11
Patent costs [Member]
Component of Operating Other Cost and Expense [Line Items]
Other income and expenses, net	(20)	(28)	(12)
Gain on sale of non-current assets [Member]
Component of Operating Other Cost and Expense [Line Items]
Other income and expenses, net	9	15	4
Other, net [Member]
Component of Operating Other Cost and Expense [Line Items]
Other income and expenses, net	$ (5)	$ (6)	$ (4)